Intangibles and goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
(in thousands of U.S. dollars)	Above market time charter	Option for time charter extension	Total Intangibles	Goodwill	Total
Historical cost, December 31, 2014	$—	—	—	—	$—
Additions	11,000	8,000	19,000	251	19,251
Disposals	—	—	—	—	—
Historical cost, December 31, 2015	11,000	8,000	19,000	251	19,251
Accumulated amortization, December 31, 2014	—	—	—	—	—
Amortization for the year	(605)	—	(605)	—	(605)
Accumulated depreciation, December 31, 2015	(605)	—	(605)	—	(605)
Intangibles and goodwill, December 31, 2015	$10,395	8,000	18,395	251	$18,646

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The following table presents estimated future amortization expense for the intangibles:
(in thousands of U.S. dollars)	Total
2016	$2,405
2017	2,398
2018	2,398
2019	2,398
2020	$1,786